Victory Pioneer Global Equity Fund
Schedule of Investments | November 30, 2025

Schedule of Investments  |  11/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 97.9% of Net Assets
	Aerospace & Defense — 1.3%
113,074	Hensoldt AG	$ 8,970,132
	Total Aerospace & Defense	$8,970,132

	Automobiles — 1.0%
293,500	Subaru Corp.	$ 6,578,119
	Total Automobiles	$6,578,119

	Banks — 21.2%
311,094	ABN AMRO Bank NV (C.V.A.) (144A)	$ 10,542,131
1,086,409	Banco de Sabadell S.A.	3,940,911
609,860	Bank of America Corp.	32,718,989
796,356	Bank of Ireland Group Plc	14,713,193
31,571	BNP Paribas S.A.	2,716,582
80,074	Citizens Financial Group, Inc.	4,332,003
135,224	Danske Bank A/S	6,224,837
400,800	Grupo Financiero Banorte SAB de CV, Class O	3,832,358
181,095	Hana Financial Group, Inc.	11,502,144
367,673	Huntington Bancshares, Inc.	5,993,070
164,747	KB Financial Group, Inc.	14,002,116
663,650	Regions Financial Corp.	16,889,893
272,500	Sumitomo Mitsui Financial Group, Inc.	8,250,108
54,399	UniCredit S.p.A.	4,066,538
108,210	US Bancorp	5,307,701
	Total Banks	$145,032,574

	Beverages — 2.6%
110,966	Anheuser-Busch InBev S.A. (A.D.R.)	$ 6,827,738
61,792(a)	Celsius Holdings, Inc.	2,529,764
42,253	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	4,053,753
27,625	PepsiCo., Inc.	4,108,943
	Total Beverages	$17,520,198

	Biotechnology — 1.1%
17,968	AbbVie, Inc.	$ 4,091,313
33,261(a)	BioNTech SE (A.D.R.)	3,430,872
	Total Biotechnology	$7,522,185

	Broadline Retail — 5.9%
152,282(a)	Amazon.com, Inc.	$ 35,515,208
62,096	eBay, Inc.	5,140,928
	Total Broadline Retail	$40,656,136

1Victory Pioneer Global Equity Fund | 11/30/25

Shares		Value
	Capital Markets — 1.5%
84,981	State Street Corp.	$ 10,114,439
	Total Capital Markets	$10,114,439

	Communications Equipment — 2.4%
209,792	Cisco Systems, Inc.	$ 16,141,396
	Total Communications Equipment	$16,141,396

	Construction & Engineering — 1.6%
4,372	EMCOR Group, Inc.	$ 2,689,086
16,052(a)	MasTec, Inc.	3,433,202
58,200	Taisei Corp.	4,972,578
	Total Construction & Engineering	$11,094,866

	Construction Materials — 4.8%
170,403	Buzzi S.p.A.	$ 10,516,939
188,787	CRH Plc	22,665,452
	Total Construction Materials	$33,182,391

	Consumer Staples Distribution & Retail — 1.2%
95,544(a)	BJ’s Wholesale Club Holdings, Inc.	$ 8,525,391
26,745(a)+#	Magnit PJSC	—
	Total Consumer Staples Distribution & Retail	$8,525,391

	Electric Utilities — 3.3%
280,549	Eversource Energy	$ 18,847,282
73,738	FirstEnergy Corp.	3,518,777
	Total Electric Utilities	$22,366,059

	Electrical Equipment — 4.2%
154,100	Fuji Electric Co., Ltd.	$ 10,898,151
19,184(a)	Generac Holdings, Inc.	2,908,870
312,000	Mitsubishi Electric Corp.	8,494,120
45,924	Regal Rexnord Corp.	6,704,445
	Total Electrical Equipment	$29,005,586

	Financial Services — 2.7%
154,044	Edenred SE	$ 3,304,931
1,000,125	Nexi S.p.A. (144A)	4,667,696
165,452	PayPal Holdings, Inc.	10,372,186
	Total Financial Services	$18,344,813

	Food Products — 0.6%
41,568	Kerry Group Plc, Class A	$ 3,856,239
	Total Food Products	$3,856,239

Victory Pioneer Global Equity Fund | 11/30/252

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Shares		Value
	Ground Transportation — 1.1%
85,033(a)	Uber Technologies, Inc.	$ 7,443,789
	Total Ground Transportation	$7,443,789

	Health Care Equipment & Supplies — 1.0%
67,895	Zimmer Biomet Holdings, Inc.	$ 6,621,120
	Total Health Care Equipment & Supplies	$6,621,120

	Health Care Providers & Services — 2.6%
85,178	Cardinal Health, Inc.	$ 18,079,882
	Total Health Care Providers & Services	$18,079,882

	Household Durables — 2.5%
686,443	Persimmon Plc	$ 12,134,275
174,000	Sony Group Corp.	5,103,190
	Total Household Durables	$17,237,465

	Insurance — 0.6%
11,809	Willis Towers Watson Plc	$ 3,790,689
	Total Insurance	$3,790,689

	Interactive Media & Services — 4.6%
99,545	Alphabet, Inc., Class A	$ 31,872,318
	Total Interactive Media & Services	$31,872,318

	IT Services — 2.1%
45,770	International Business Machines Corp.	$ 14,123,707
	Total IT Services	$14,123,707

	Metals & Mining — 4.0%
302,485	Barrick Mining Corp.	$ 12,504,730
104,595	Newmont Corp.	9,489,904
518,601	thyssenkrupp AG	5,668,982
	Total Metals & Mining	$27,663,616

	Oil, Gas & Consumable Fuels — 3.9%
74,782	HF Sinclair Corp.	$ 3,956,716
56,161	Ovintiv, Inc.	2,300,354
182,114	Range Resources Corp.	7,191,682
553,394(a)+#	Rosneft Oil Co. PJSC	—
177,801	Shell Plc (A.D.R.)	13,116,380
	Total Oil, Gas & Consumable Fuels	$26,565,132

	Pharmaceuticals — 4.8%
7,913	Eli Lilly & Co.	$ 8,510,194
36,149	Johnson & Johnson	7,479,951
3Victory Pioneer Global Equity Fund | 11/30/25

Shares		Value
	Pharmaceuticals — (continued)
276,978	Pfizer, Inc.	$ 7,129,414
99,817	Sanofi S.A.	9,947,354
	Total Pharmaceuticals	$33,066,913

	Semiconductors & Semiconductor Equipment — 7.2%
101,403(a)	Advanced Micro Devices, Inc.	$ 22,058,195
100,568(a)	Axcelis Technologies, Inc.	8,324,013
71,574	NVIDIA Corp.	12,668,598
38,172	QUALCOMM, Inc.	6,416,331
	Total Semiconductors & Semiconductor Equipment	$49,467,137

	Software — 1.1%
24,202(a)	Adobe, Inc.	$ 7,747,786
	Total Software	$7,747,786

	Technology Hardware, Storage & Peripherals — 6.3%
304,500	FUJIFILM Holdings Corp.	$ 6,548,223
137,162(a)	Pure Storage, Inc., Class A	12,201,932
356,976	Samsung Electronics Co., Ltd.	24,386,226
	Total Technology Hardware, Storage & Peripherals	$43,136,381

	Trading Companies & Distributors — 0.7%
6,217	United Rentals, Inc.	$ 5,067,974
	Total Trading Companies & Distributors	$5,067,974

	Total Common Stocks (Cost $479,683,188)	$670,794,433

	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Open-End Fund — 1.8%
12,330,212(b)	Dreyfus Government Cash Management, Institutional Shares, 3.86%	$ 12,330,212
		$12,330,212

	TOTAL SHORT TERM INVESTMENTS (Cost $12,330,212)	$12,330,212

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $492,013,400)	$683,124,645
Victory Pioneer Global Equity Fund | 11/30/254

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Call Option Written — (0.6)%
(71,200)	NVIDIA Corp.	Citibank NA	USD 1,345,502	USD 120.51	4/17/26	$(4,336,966)
	Total Over The Counter (OTC) Call Option Written (Premiums received $1,345,502)					$(4,336,966)

	OTHER ASSETS AND LIABILITIES — 0.9%					$6,366,956
	net assets — 100.0%					$685,154,635

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2025, the value of these securities amounted to $15,209,827, or 2.2% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,857,587	$—
Rosneft Oil Co. PJSC	6/23/2021	4,456,752	—
Total Restricted Securities			$—
% of Net assets			0.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
5Victory Pioneer Global Equity Fund | 11/30/25

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$8,970,132	$—	$8,970,132
Automobiles	—	6,578,119	—	6,578,119
Banks	69,074,014	75,958,560	—	145,032,574
Construction & Engineering	6,122,288	4,972,578	—	11,094,866
Construction Materials	—	33,182,391	—	33,182,391
Consumer Staples Distribution & Retail	8,525,391	—	—*	8,525,391
Electrical Equipment	9,613,315	19,392,271	—	29,005,586
Financial Services	10,372,186	7,972,627	—	18,344,813
Food Products	—	3,856,239	—	3,856,239
Household Durables	—	17,237,465	—	17,237,465
Metals & Mining	21,994,634	5,668,982	—	27,663,616
Oil, Gas & Consumable Fuels	26,565,132	—	—*	26,565,132
Pharmaceuticals	23,119,559	9,947,354	—	33,066,913
Technology Hardware, Storage & Peripherals	12,201,932	30,934,449	—	43,136,381
All Other Common Stocks	258,534,815	—	—	258,534,815
Open-End Fund	12,330,212	—	—	12,330,212
Total Investments in Securities	$458,453,478	$224,671,167	$—	$683,124,645
Other Financial Instruments
Over The Counter (OTC) Call Option Written	$—	$(4,336,966)	$—	$(4,336,966)
Total Other Financial Instruments	$—	$(4,336,966)	$—	$(4,336,966)
*	Securities valued at $0.
During the period ended November 30, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Global Equity Fund | 11/30/256